Possible Impact Of Amendments, New Standards, Interpretations And Disclosures Issued But Not Yet Effective Or Mandatory For The Year Ended December 31, 2021	12 Months Ended
Dec. 31, 2021
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Possible Impact of Amendments, New Standards, Interpretations and Disclosures Issued but Not Yet Effective Or Mandatory for the Year Ended December 31, 2021
45	POSSIBLE IMPACT OF AMENDMENTS, NEW STANDARDS, INTERPRETATIONS AND DISCLOSURES ISSUED BUT NOT YET EFFECTIVE OR MANDATORY FOR THE YEAR ENDED DECEMBER 31, 2021
Up to the date of issue of these financial statements, the IASB has issued a number of amendments and new standards which are not yet effective or mandatory for the year ended December 31, 2021 and which have not been adopted in these financial statements. Of these developments, the following relate to matters that may be relevant to the Group’s operations and financial statements:

Effective for
accounting periods
beginning on or after
Amendments to IFRS 3, “Business combinations” – Reference to the conceptual framework	January 1, 2022
Amendments to IAS 16, “Property, plant and equipment” – Property, plant and equipment: Proceeds before intended use	January 1, 2022
Amendments to IAS 37, “Provisions, Contingent Liabilities and Contingent Assets” – Onerous contracts – cost of fulfilling a contract	January 1, 2022
Annual Improvements to IFRS Standards 2018-2020 Cycle	January 1, 2022
IFRS 17 and Amendments to IFRS 17, “Insurance contracts”	January 1, 2023
Amendments to IAS 1, “Presentation of financial statements” – Classification of liabilities as current or non-current	January 1, 2023
Amendments to IAS 1, “Presentation of financial statements” and IFRS Practice Statement 2, “Making materiality judgements” – Disclosure of accounting policies	January 1, 2023
Amendments to IAS 8, “Accounting policies, changes in accounting estimates and errors” – Definition of accounting estimates	January 1, 2023
Amendments to IAS 12, “Income taxes” – Deferred tax related to assets and liabilities arising from a single transaction	January 1, 2023
Amendments to IFRS 10, “Consolidated Financial Statements” and IAS 28, “Investments in associates and joint ventures” – Sale or contribution of assets between an investor and its associate or joint venture
To be determined
Management is assessing the impact of such new standards and amendments to standards and will adopt the relevant standards and amendments to standards in the subsequent periods as required.